ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
ASSETS.
Cash and cash equivalents	¥ 2,108,123		¥ 1,445,802	¥ 468,547	$ 302,813
Restricted cash	1,727,727		567,794	487,882	248,172
Funds receivable from third party payment service providers	118,860		142,622		17,073
Accounts receivable and contract assets, net	2,332,364		1,791,745		335,023
Financial assets receivable, net	1,971,824		1,193,621
Security deposit prepaid to third-party guarantee companies	932,983		795,700		134,015
Amounts due from related parties	478,767		484,286		68,771
Loans receivable, net	9,239,565		811,433		1,327,180
Prepaid expenses and other assets (including RMB 4,000 and RMB 95,840 from the consolidated trusts as of December 31, 2018 and 2019 respectively)	652,545		109,016		93,732
Property and equipment, net	17,113		6,869		2,458
Intangible assets	3,512		847		504
Deferred tax assets	697,348				100,168
Accounts receivable and contract assets, net-non current	19,508				2,802
Financial assets receivable, net-non current	59,270				8,514
Other non-current assets	55,362				7,952
TOTAL ASSETS	20,355,601		7,349,735		2,923,898
LIABILITIES.
Short term loans	200,000				28,728
Guarantee liabilities	2,946,855		1,399,174	300,942	423,289
Accrued expenses and other current liabilities	720,918		518,955		103,554
Income tax payable	1,056,219		432,066		151,716
Other tax payable	263,856		164,478		37,901
Amount due to subsidiaries	55,622		78,767		7,990
Deferred tax liabilities			15,758
Other long-term liabilities	31,184				4,479
TOTAL LIABILITIES	13,140,871		2,909,539		$ 1,887,568
Net cash (used in) provided by operating activities	2,973,075	$ 427,056	285,116	(110,974)
Net cash used in investing activities	(8,860,441)	(1,272,723)	327,649	(1,204,269)
Net cash provided by (used in) financing activities	7,707,858	$ 1,107,164	457,430	2,265,499
Consolidated VIEs
ASSETS.
Cash and cash equivalents	1,829,395		1,108,779
Restricted cash	1,373,623		561,652
Funds receivable from third party payment service providers	118,860		142,622
Accounts receivable and contract assets, net	2,113,831		1,791,745
Financial assets receivable, net	1,764,738		1,193,621
Security deposit prepaid to third-party guarantee companies	932,983		795,700
Amounts due from related parties	478,767		484,286
Loans receivable, net	139,144		317,551
Prepaid expenses and other assets (including RMB 4,000 and RMB 95,840 from the consolidated trusts as of December 31, 2018 and 2019 respectively)	507,907		105,016
Property and equipment, net	16,773		6,869
Intangible assets	1,933		847
Deferred tax assets	704,589
Accounts receivable and contract assets, net-non current	19,508
Financial assets receivable, net-non current	59,270
Other non-current assets	55,362
TOTAL ASSETS	10,116,683		6,508,688
LIABILITIES.
Short term loans	200,000
Guarantee liabilities	2,840,941		1,399,174
Accrued expenses and other current liabilities	680,987		506,735
Income tax payable	1,037,964		431,998
Other tax payable	206,291		164,181
Amount due to subsidiaries	55,622		74,733
Deferred tax liabilities			15,758
Other long-term liabilities	31,184
TOTAL LIABILITIES	5,052,989		2,592,579
Net revenue	7,318,362		4,375,412	777,353
Net income	1,707,839		1,247,147	167,425
Net cash (used in) provided by operating activities	2,010,741		303,626	(110,884)
Net cash used in investing activities	134,286		(199,576)	(287,994)
Net cash provided by (used in) financing activities	¥ 198,242		¥ (543,052)	¥ 1,253,000
Percentage of consolidated revenues	79.00%	79.00%	98.00%	99.00%
Percentage of consolidated total assets	50.00%	50.00%	89.00%
Percentage of consolidated total liabilities	38.00%	38.00%	89.00%